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State Street Corp.
P.O. Box 5049
Boston, MA 02206-5049

November 5, 2002

VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:  The Munder Framlington Funds Trust (the "Trust")
     File Nos. 333-15205, 811-07897
     CIK No. 1026148
     Post-Effective Amendment No. 14
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Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") please accept this letter as certification that the Prospectuses for the Class A, B, C, K and Y shares for Munder Emerging Markets Fund, Munder Healthcare Fund and Munder International Growth Fund of the Trust and the Statement of Additional Information of the Munder Funds do not differ from those contained in Post-Effective Amendment No. 14 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically pursuant to Rule 485(b) of the 1933 Act via EDGAR on October 31, 2002 (Accession # 00009401080-02-001727).

If you have any questions concerning this filing, you may contact me at
(617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
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Francine S. Hayes
Counsel

cc:      S. Shenkenberg
         C. Ugorowski
         J. Kanter